SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2024
LOBO BVI [Member]
Date of incorporation	October, 2021
Place of incorporation	BVI
Percentage of effective ownership, percentage	100.00%
Principal Activities	Holding company
LOBO HK [Member]
Date of incorporation	November, 2021
Place of incorporation	HK
Percentage of effective ownership, percentage	100.00%
Principal Activities	Investment holding company
Jiangsu LOBO [Member]
Date of incorporation	November, 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Wholly foreign owned entity, a holding company
Beijing LOBO [Member]
Date of incorporation	August, 2014
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO [Member]
Date of incorporation	October, 2021
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO [Member]
Date of incorporation	May, 2019
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Software development for automotive electronics
Wuxi Jinbang [Member]
Date of incorporation	October, 2002
Place of incorporation	PRC
Percentage of effective ownership, percentage	85.00%
Principal Activities	Production of electric bicycles and electric moped
Tianjin Bibosch [Member]
Date of incorporation	March, 2022
Place of incorporation	PRC
Percentage of effective ownership, percentage	100.00%
Principal Activities	Foreign sales of e-bicycle and UVT